Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2018	Apr. 24, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	ROWAN COMPANIES PLC
Entity Central Index Key	0000085408
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		126,897,121
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018